Other Payables - Summary of Other Payables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Subclassifications of assets, liabilities and equities [abstract]
Accrued salary and bonus	$ 12,217,011	$ 440,411	$ 12,448,548
Payables for property, plant and equipment	13,607,664	490,543	10,013,971
Accrued employees' compensation and remuneration to directors	7,711,445	277,990	4,405,981
Accrued employee insurance	1,204,387	43,417	1,105,122
Accrued utilities	581,662	20,968	536,491
Others	11,374,731	410,049	10,905,510
Other payables	$ 46,696,900	$ 1,683,378	$ 39,415,623